Deposits Paid For Business Acquisitions (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Deposits Paid For Business Acquisitions Explanatory Abstract
Schedule of deposits paid for business acquisitions
		As at June 30, 2022	As at December 31, 2021
		(Unaudited)
Cash portion	(a)	$2,160,000	$-
Equity portion		4,860,000	-
		$7,020,000	$-